Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001828748
Amendment Description	Amendment No. 3
Document Type	S-1/A
Entity Registrant Name	ASIAFIN HOLDINGS CORP.
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true